Prepaid Expenses (Details) - Deferred Costs, Capitalized, Prepaid, and Other Assets - USD ($)	Aug. 31, 2018	May 31, 2018	May 31, 2017
Deferred Costs, Capitalized, Prepaid, and Other Assets [Abstract]
Prepaid insurance	$ 5,865	$ 0
Prepaid advertising	23,784	0
Prepaid license fees	77,459	0
Prepaid legal fees	1,410	1,410	$ 1,410
Prepaid general and administrative expenses	74,790	0
Prepaid consulting	75,000	0
Total	$ 258,308	$ 1,410	$ 1,410